CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	12 Months Ended
	Jan. 31, 2013 Private Placement	Jan. 31, 2011 Private Placement	Jan. 31, 2012 Over Allotment Offering	Jan. 31, 2013 Acquisition Of Mining Rights	Jan. 31, 2012 Acquisition Of Mining Rights
Common stock issued, per share	$ 0.04	$ 0.025	$ 0.025	$ 0.015	$ 0.001
Common stock, preferred stock, and derivative warrants instruments sold, offering costs	$ 1,750	$ 15,500	$ 3,500